Stock-Based Compensation - Compensation Expense Relating to Stock Options (Detail) (Stock Options [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option compensation expense	$ 806	$ 913	$ 2,351
Income tax benefit	$ 285	$ 358	$ 940